UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE EXPANSION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30, 2013

Date of reporting period: DECEMBER 31, 2012

ITEM 1.      SCHEDULE OF INVESTMENTS.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

December 31, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments
Debt Investments (47.34%)
Bank Debt (39.57%) (1)
Aerospace Product and Parts Manufacturing (0.24%)
Hawker Beechcraft, Inc., DIP Term Loan, LIBOR + 8%, 1.75% LIBOR Floor,
due 2/28/13	$136,866	$138,974	0.05%
Hawker Beechcraft, Inc., Senior Secured 1st Lien Series A New Term Loan,
LIBOR + 8.5%, 2% LIBOR Floor, due 3/26/14 (2)	$334,068	182,625	0.06%
Hawker Beechcraft, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2%, due 3/26/14 (2)	$623,989	341,634	0.13%
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (2)	$13,822	7,568	-
Total Aerospace Product and Parts Manufacturing		670,801

Alumina and Aluminum Production and Processing (5.82%)
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14 (2), (4)	$26,372,749	10,338,117	3.68%
Revere Industries, LLC, 1st Lien Rollover Term Loan, Prime + 5.75%, due 6/30/13 (4)	$530,175	530,175	0.19%
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13 (4)	$33,412	-	-
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 6.75% PIK, due 6/30/13 (4)	$5,506,591	5,506,591	1.95%
Total Alumina and Aluminum Production and Processing		16,374,883

Business Support Services (4.01%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, 12.5%, due 12/29/15	$11,715,566	11,311,379	4.01%

Communications Equipment Manufacturing (2.92%)
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (3)	$9,508,478	8,234,342	2.92%

Electronic Shopping and Mail-Order Houses (1.44%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 13%, due 6/1/14	$4,059,215	4,073,423	1.44%

General Freight Trucking (1.36%)
YRCW Receivables, LLC Senior Secured 1st Lien Term Loan B, LIBOR + 9.75%,
1.5% LIBOR Floor , due 9/30/14	$3,834,081	3,843,666	1.36%

Iron and Steel Mills and Ferroalloy Manufacturing (1.64%)
Essar Steel Algoma, Inc., Senior Secured Term Loan, LIBOR + 7.5%,
1.25% LIBOR Floor, due 9/20/14	$4,644,764	4,613,806	1.64%

Management, Scientific, and Technical Consulting Services (2.34%)
Hill International, Inc., Senior Secured 1st Lien Term Loan, 7.5%, due 10/17/16	$8,000,000	6,596,000	2.34%

Motion Picture and Video Industries (3.19%)
CORE Entertainment, Inc., Senior Secured 1st Lien Term Loan, 9%, due 6/21/17	$5,576,526	4,844,607	1.72%
CORE Entertainment, Inc., Senior Secured 2nd Lien Term Loan, 13.5%, due 6/21/18	$4,461,220	4,104,323	1.47%
Total Motion Picture and Video Industries		8,948,930

Other Financial Investment Activities (1.20%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%,
due 12/31/22	$6,649,509	3,391,250	1.20%

Plastics Product Manufacturing (6.35%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 10/1/13 (4)	$11,649,411	7,135,265	2.54%
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/14 (4)	$10,018,217	10,018,217	3.56%
WinCup, Inc., Equipment Finance Loan, LIBOR + 14.5% PIK, due 4/23/14 (4)	$707,161	707,161	0.25%
Total Plastics Product Manufacturing		17,860,643

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

December 31, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments
Debt Investments (continued)
Radio and Television Broadcasting (1.03%)
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15	$3,993,175	$2,911,024	1.03%

Scheduled Air Transportation (1.81%)
United Air Lines, Inc., Aircraft Secured Mortgage (N659UA), 12%, due 3/28/16 (3)	$2,184,958	2,513,058	0.90%
United Air Lines, Inc., Aircraft Secured Mortgage (N661UA), 12%, due 5/4/16 (3)	$2,268,559	2,564,296	0.91%
Total Scheduled Air Transportation		5,077,354

Semiconductor and Other Electronic Component Manufacturing (4.01%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, 2% LIBOR Floor, due 9/29/15	$9,667,282	9,667,282	3.44%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$1,612,667	1,612,667	0.57%
Total Semiconductor and Other Electronic Component Manufacturing		11,279,949

Wired Telecommunications Carriers (2.21%)
Bulgaria Telecom Company AD, 1st Lien Facility 1A Term Loan,
EURIBOR + 5.5%, due 11/9/17 - (Bulgaria) (5)	€743,089	852,910	0.30%
Hawaiian Telcom Communications, Inc., Senior Secured Term Loan, LIBOR + 6%,
3% LIBOR Floor, due 10/28/15	$–	–	0.00%
Globalive Wireless Management Corp., Senior Secured 1st Lien Term Loan,
LIBOR + 8.9%, due 10/9/12 - (Canada)	$2,855,297	2,821,033	1.00%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%,
2% LIBOR Floor, due 4/15/15	$2,538,394	2,550,553	0.90%
Viva Telecom Bulgaria EAD, 1st Lien Facility 1B Term Loan, EURIBOR + 5.5%,
due 11/9/17 (Luxembourg) (5)	€223,373	256,385	0.01%
Total Wired Telecommunications Carriers		6,480,881

Total Bank Debt (Cost $133,308,151)		111,668,331

Other Corporate Debt Securities (7.74%)
Aerospace Product and Parts Manufacturing (0.08%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (2)	$1,564,000	140,760	0.05%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (2)	$889,000	80,010	0.03%
Total Aerospace Product and Parts Manufacturing		220,770

Gaming Industries (2.18%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$9,210,000	6,147,675	2.18%

Home Furnishings Stores (0.04%)
Linens 'n Things, Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (2)	$2,782,000	125,190	0.04%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

December 31, 2012

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments
Debt Investments (continued)
Oil and Gas Extraction (2.53%)
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (3), (6)	$5,320,000	$5,719,000	2.03%
Woodbine Holdings, LLC, Unsecured Notes, 15% PIK, due 5/12/17 (3)	$1,381,870	1,381,870	0.50%
Total Oil and Gas Extraction		7,100,870

Plastics Product Manufacturing (0.00%)
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%,
due 9/15/09 (2), (6)	$6,973,000	7	-

Radio and Television Broadcasting (0.75%)
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19 (6)	$2,260,000	2,124,400	0.75%

Specialty (except Psychiatric and Substance Abuse) Hospitals (2.16%)
Radiation Therapy Services, Inc., Senior Subordinated Notes, 9.875%, due 4/15/17	$8,524,000	6,094,660	2.16%

Total Other Corporate Debt Securities (Cost $34,772,726)		21,813,572

Total Debt Investments (Cost $168,080,877)		133,481,903

Equity Securities (34.02%)
Activities Related to Credit Intermediation (13.44%)
Online Resources Corporation, Common Stock (2), (3)	549,555	1,247,490	0.44%
Online Resources Corporation, Series A-1 Convertible Preferred Stock (2), (3), (6)	22,255,193	36,643,175	13.00%
Total Activities Related to Credit Intermediation		37,890,665

Alumina and Aluminum Production and Processing (0.27%)
Revere Holdings, Inc., Class A Common Shares (2), (4), (6)	910	-	-
Revere Holdings, Inc., Class B Common Shares (2), (4), (6)	2,060	-	-
Revere Leasing, LLC, Class A Units (2), (4), (6)	910	236,377	0.08%
Revere Leasing, LLC, Class B Units (2), (4), (6)	2,060	535,565	0.19%
Total Alumina and Aluminum Production and Processing		771,942

Basic Chemical Manufacturing (0.00%)
Hawkeye Renewables, LLC, Class C Units (2), (6)	156	62	-

Business Support Services (0.05%)
STG-Fairway Holdings, LLC, Class A Units (2), (6)	47,381	142,143	0.05%

Communications Equipment Manufacturing (7.52%)
Dialogic, Inc., Common Stock (2), (3), (6)	1,117,224	1,523,894	0.54%
Dialogic, Inc., Warrants to Purchase Common Stock (2), (3), (6)	498,516	379,911	0.14%
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares - (Luxembourg) (2), (3), (5), (6)	116,474	2,985,854	1.06%
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates -
(Luxembourg) (3), (5), (6)	11,530,912	16,293,974	5.78%
Total Communications Equipment Manufacturing		21,183,633

Data Processing, Hosting, and Related Services (0.80%)
GXS Holdings, Inc., Common Stock (2), (6)	490,407	49	-
GXS Holdings, Inc., Series A Preferred Stock (2), (6)	9,299	2,268,325	0.80%
Total Data Processing, Hosting, and Related Services		2,268,374

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

December 31, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments
Equity Securities (continued)
Depository Credit Intermediation (0.10%)
Doral Financial Corporation, Common Stock (2)	401,799	$290,943	0.10%

Electric Power Generation, Transmission and Distribution (0.29%)
La Paloma Generating Company, Residual Bank Debt Claim (2), (6)	931,258	26,075	0.01%
Mach Gen, LLC, Common Units (2), (6)	9,740	803,550	0.28%
Total Electronic Power Generation, Transmission and Distribution		829,625

Electronic Shopping and Mail-Order Houses (0.16%)
Shop Holding, LLC, Class A Units (2), (6)	174,754	326,372	0.12%
Shop Holding, LLC, Warrants to Purchase Class A Units (2), (6)	116,502	101,045	0.04%
Total Electronic Shopping and Mail-Order Houses		427,417

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.01%)
Precision Holdings, LLC, Class C Membership Interests (2), (6)	23	14,690	0.01%

Oil and Gas Extraction (0.82%)
Woodbine Intermediate Holdings, LLC, Membership Units (2), (3), (6)	121	2,314,198	0.82%

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (2), (6)	1,785	8,175	-
Bally Total Fitness Holding Corporation, Warrants (2), (6)	3,218	-	-
Total Other Amusement and Recreation Industries		8,175

Other Electrical Equipment and Component Manufacturing (0.63%)
EPMC HoldCo, LLC, Membership Units (3), (6)	854,400	1,777,152	0.63%

Other Financial Investment Activities (0.02%)
Marsico Holdings, LLC, Common Interest Units (2), (6)	99,430	49,715	0.02%

Plastics Product Manufacturing (0.00%)
WinCup, Inc., Common Stock (2), (4), (6)	31,020,365	-	-

Radio and Television Broadcasting (0.00%)
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock (2), (6)	1,503,575	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock (2), (6)	475,933	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock (2), (6)	518,563	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock (2), (6)	297,228	-	-
Total Radio and Television Broadcasting		-

Scheduled Air Transportation (1.16%)
United N659UA-767, LLC (N659UA) (Aircraft Trust Holding Company) (3), (6)	184	1,633,342	0.58%
United N661UA-767, LLC (N661UA) (Aircraft Trust Holding Company) (3), (6)	179	1,644,185	0.58%
Total Scheduled Air Transportation		3,277,527

Semiconductor and Other Electronic Component Manufacturing (0.76%)
TPG Hattrick Holdco, LLC, Common Units (2), (6)	1,934,209	2,137,301	0.76%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

December 31, 2012

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments
Equity Securities (continued)
Wired Telecommunications Carriers (7.99%)
Hawaiian Telcom Holdco, Inc., Common Stock (2)	77,590	$1,513,005	0.54%
Integra Telecom, Inc., Common Stock (2), (6)	4,777,651	18,888,050	6.70%
Integra Telecom, Inc., Warrants (2), (6)	1,300,529	-	-
V Telecom Investment S.C.A, Common Shares (Luxembourg) (2), (5), (6)	897	2,107,657	0.75%
Total Wired Telecommunications Carriers		22,508,712

Total Equity Securities (Cost $144,587,553)		95,892,274

Total Investments (Cost $312,668,430) (7)		229,374,177

Cash and Cash Equivalents (18.67%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.13%,
Collateralized by FHLB Discount Note	$4,000,000	4,000,000	1.42%
Union Bank of California, Commercial Paper, 0.10%, due 1/2/13	$13,500,000	13,499,963	4.79%
Cash Denominated in Foreign Currency	€208,175	274,644	0.10%
Cash Held on Account at Various Institutions (8)	$34,820,515	34,820,515	12.36%
Total Cash and Cash Equivalents		52,595,122

Total Cash and Investments		$281,969,299	100.00%

Notes to Statement of Investments

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Non-income producing security.

(3)	Non-controlled affiliate - as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(4)	Controlled issuer - as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(5)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars (See Note 2).

(6)	Restricted security.

(7)	Includes investments with an aggregate fair value of $3,392,490 that have been segregated to collateralize certain unfunded commitments.

(8)	Includes $65,000 posted as collateral against swaps.

Aggregate purchases and aggregate sales of investments, other than government securities, totaled $13,095,923 and $14,420,205, respectively, for the year ended December 31, 2012. Aggregate purchases include investment assets received as payment in kind. Aggregate sales include principal paydowns on debt investments of the Registrant. The total value of restricted securities and bank debt as of December 31, 2012 was $212,352,574, or 75.31% of total cash and investments of the Registrant.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $312,668,430. Net unrealized depreciation aggregated $83,341,271, of which $35,757,660 related to appreciated investments and $119,098,931 related to depreciated investments.

Derivative instruments at December 31, 2012 were as follows (See Note 2):

	Contracts or
Instrument	Notional Amount	Fair Value

Euro/US Dollar Cross-Currency Basis Swap, Pay Euros / Receive USD, Expiring 2/5/13	$280,299	$(47,018)

See accompanying notes.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At December 31, 2012, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$6,147,675	$4,575,331
2	Other observable market inputs*	11,678,827	14,284,020	2,314,197
3	Independent third-party pricing sources that employ significant unobservable inputs	99,459,329	-	85,913,427
3	Internal valuations with significant unobservable inputs	530,175	1,381,877	3,089,319
Total		$111,668,331	$21,813,572	$95,892,274

* E.g., quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the three months ended December 31, 2012 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$98,641,539	$286,631	$81,815,984
Net realized and unrealized gains (losses)	(1,769,474)	(286,631)	826,790
Acquisitions	10,176,978	-	2,366,110
Dispositions	(4,648,506)	-	(1,029,666)
Transfers out of Level 3†	(4,522,085)	-	-
Reclassifications within Level 3††	1,580,877	-	1,934,209
Ending balance	$99,459,329	$-	$85,913,427

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(1,320,762)	$-	$(3,858)

† Comprised of one investment that transferred to Level 2 due to increased trading volume.

†† Comprised of one bank debt and one equity investment that transferred from Investment Manager Valuation.

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$2,111,052	$29,984	$5,098,595
Net realized and unrealized gains (losses)	-	11,981	(59,734)
Acquisitions	-	1,381,870	-
Dispositions	-	(41,958)	(15,333)
Reclassifications within Level 3‡	(1,580,877)	-	(1,934,209)
Ending balance	$530,175	$1,381,877	$3,089,319

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$11,981	$(59,734)

‡ Comprised of one bank debt investment and one equity investment that transferred to Third-Party Valuation.

Changes to investments in affiliates(1) and interest and dividends earned on such securities during the three months ended December 31, 2012 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest and Dividends Earned

Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	$7,946,840	$528,996	$-	$8,234,342	$235,418
Dialogic, Inc., Common Stock	2,815,405	-	-	1,523,894	-
Dialogic, Inc., Warrants to Purchase Common Stock	682,621	-	-	379,911	-
EPMC HoldCo, LLC, Membership Units	2,537,568	-	(830,648)	1,777,152	-
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares	3,120,705	-	-	2,985,854	-
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates	15,882,703	-	-	16,293,974	5,264
Online Resources Corporation, Common Stock	1,610,196	-	-	1,247,490	-
Online Resources Corporation, Series A-1 Convertible Preferred Stock	35,853,117	-	-	36,643,175	-
Revere Holdings, Inc., Class A Common Shares	-	-	-	-	-
Revere Holdings, Inc., Class B Common Shares	-	-	-	-	-
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14	10,338,117	-	-	10,338,117	-
Revere Industries, LLC, 1st Lien Rollover Term Loan, Prime + 5%, due 6/30/13	530,175	-	-	530,175	11,994
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13	-	-	-	-	262
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2% PIK, due 6/30/13	5,120,386	325,431	-	5,506,591	129,453
Revere Leasing, LLC, Class A Units	239,800	-	(3,423)	236,377	-
Revere Leasing, LLC, Class B Units	543,320	-	(7,748)	535,565	-
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 10/1/13	6,698,254	296,439	-	7,135,265	290,214
United Air Lines, Inc., Aircraft Secured Mortgage (N659UA), 12%, due 3/28/16	2,602,429	(136,567)	-	2,513,058	68,153
United Air Lines, Inc., Aircraft Secured Mortgage (N661UA), 12%, due 5/4/16	2,725,136	(132,442)	-	2,564,296	69,552
United N659UA-767, LLC (N659UA) (Aircraft Trust Holding Company)	1,685,168	136,567	(99,410)	1,633,342	-
United N661UA-767, LLC (N661UA) (Aircraft Trust Holding Company)	1,678,868	132,442	(97,689)	1,644,185	-
WinCup, Inc., Common Stock	-	-	-	-	-
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/14	9,259,790	758,428	-	10,018,217	361,577
WinCup, Inc., Equipment Finance Loan, LIBOR + 14.5% PIK, due 4/23/14	316,758	390,403	-	707,161	19,378
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16	5,719,000	-	-	5,719,000	160,930
Woodbine Holdings, LLC, Unsecured Notes, 15% PIK, due 5/12/17	-	1,381,870	-	1,381,870	6,909
Woodbine Intermediate Holdings, LLC, Membership Units	2,307,548	-	-	2,314,198	-

(1)	The issuers of the investments listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Company of 5% or more of the issuer's voting securities.

Acquisition date and cost of restricted securities of unaffiliated issuers held at December 31, 2012 were as follows:

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$13,312,308
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
GXS Holdings, Inc., Common Stock	3/28/08	681,620
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	27,265
Hawkeye Renewables, LLC, Class C Units	6/18/10	1,135,800
Integra Telecom, Inc., Common Stock	11/19/09	31,056,377
Integra Telecom, Inc., Warrants	11/19/09	72,344
La Paloma Generating Company, Residual Bank Debt Claim	2/2/05	1,067,689
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19	Various 2012	1,933,800
Mach Gen, LLC, Common Units	Var. 2005 & 2008	4,628,644
Marsico Holdings, LLC, Common Interest Units	9/10/12	103,385
Precision Holdings, LLC, Class C Membership Interests	9/30/10	962
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%, due 9/15/09	4/4/06	6,546,726
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock	4/11/11	49,194
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock	4/11/11	64,521
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock	4/11/11	315,267
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock	4/11/11	62,961
Shop Holding, LLC, Class A Units	6/2/11	164,961
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
STG-Fairway Holdings, LLC, Class A Units	12/30/10	648,485
TPG Hattrick Holdco, LLC, Common Units	4/21/06 & 9/30/10	2,074,960
V Telecom Investment S.C.A, Common Shares	11/9/12	2,095,182

ITEM 2.         CONTROLS AND PROCEDURES.

(a)                The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)               There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.         EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By: /s/ Mark K. Holdsworth

Name: Mark K. Holdsworth

Title: Chief Executive Officer

Date: March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark K. Holdsworth

Name: Mark K. Holdsworth

Title: Chief Executive Officer

Date: March 1, 2013

By: /s/ Paul L. Davis

Name: Paul L. Davis

Title: Chief Financial Officer

Date: March 1, 2013